Financial Assets And Financial Liabilities -Summary of contractual undiscounted cash flows of financial liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	$ 132,315	$ 109,041	$ 52,730
Borrowings	451,413	304,767
Total	583,728	413,808	52,730
Less than one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	105,664	84,334	31,291
Borrowings	62,317	10,352
Total	167,981	94,686	31,291
One to two years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	5,334	1,007	852
Borrowings	299,232	26,471
Total	304,566	27,478	852
Two to five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	21,317	23,700	4,945
Borrowings	89,864	267,944
Total	$ 111,181	$ 291,644	4,945
More than five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities			15,642
Total			$ 15,642